Taxation	12 Months Ended
Jul. 31, 2018
Major components of tax expense (income) [abstract]
Taxation

10.	Taxation

(a)	Provision for current tax

No provision has been made for current income taxes, as the Company has no taxable income.

(b)	Provision for deferred tax

As future taxable profits of the Company are uncertain, no deferred tax asset has been recognized.

As at July 31, 2018, the Company had unused non-capital loss carry forwards of approximately $5,670,000 (2017 – $5,441,000) in Canada and $48,000 (2017 – $46,000) in the United States.

The Company had approximately $4,347,000 (2017 – $4,334,000) of resource tax pools available, which may be used to shelter certain resource income.

Reconciliation of effective tax rate:

Year ended July 31,	2018	2017	2016
Income (loss) for the year	$(234,467)	$(199,953)	$92,549
Income tax expense	–	–	–
Income (loss) net of income tax	$(234,467)	$(199,953)	$92,549

Income tax expense (recovery) using the Company’s domestic tax rate	$(62,000)	$(52,000)	$24,000
Non-deductible (deductible) expenses and other	(2,000)	1,000	(2,000)
Change in deferred tax rates	(92,000)	–	–
Differences in statutory tax rates	(1,000)	–	–
Changes in unrecognized temporary differences	157,000	51,000	(22,000)
Total	$–	$–	$–

The Company’s domestic tax rate during the year ended July 31, 2018 was 26.58% (2017 – 26%; 2016 – 26%) and the effective tax rate was nil (2017 – nil; 2016 – nil).

As at July 31, 2018, the Company had the following balances in respect of which no deferred tax assets had been recognized:

Expiry:	Tax losses	Resource pools	Equipment and other
Within one year	$–	$–	$–
One to five years	–	–	–
After five years	5,718,000	–	82,000
No expiry date	–	4,347,000	114,000
Total	$5,718,000	$4,347,000	$196,000